Share Capital and Share Premium - Schedule of Share Capital and Share Premium (Details)	Sep. 30, 2025 USD ($) shares [1]
Authorized Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares (in Shares) | shares	940,000,000
Amount	$ 940,000
Additional Paid-in Capital
Authorized Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares (in Shares) | shares	60,000,000
Amount	$ 60,000
Additional Paid-in Capital
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares (in Shares) | shares	11,000,000
Amount	$ 11,000
Additional Paid-in Capital	$ 3,463,898
Issued Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares (in Shares) | shares
Amount
Additional Paid-in Capital

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.